Financial Instruments - Impairment Losses on Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Impairment loss on financial assets, net	₩ 53,934	₩ 52,218
Bad debt expenses (reversal) [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	829	(28,105)
Others [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	71,092	88,787
Less: Recovery of impairment loss on financial assets	₩ (17,987)	₩ (8,464)